DERIVATIVE LIABILITY (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended			12 Months Ended
	Dec. 07, 2020	Sep. 28, 2021	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Risk-free Interest Rate						0.13%
Expected Volatility Rate						180.00%
Oid Percentage						18.00%
Proceeds From Financing Transition						$ 2,500,000
Debt Face Amount			$ 3,048,781			3,048,781
Change In Fair Value Of Derivative Liability						(60,000)	$ 60,650
Gain On Loan Extinguishment	$ 42,000		0	$ 0	$ 0	0	(224,166)
Fair Value Of Embeded Derivative Liability			1,040,000		$ 0	$ 1,040,000	$ 0
Minimum [Member]
Expected Volatility Rate						138.00%	162.00%
Maximum [Member]
Expected Volatility Rate						198.00%	181.00%
Level3 [Member]
Change In Fair Value Of Derivative Liability						$ 60,000
Convertible promissory note agreement [Member]
Risk-free Interest Rate		0.05%
Expected Volatility Rate		120.00%
Change In Fair Value Of Derivative Liability						$ 1,040,000	$ 60,650
Beneficial Conversion Feature Recorded As Discount								$ 64,800
Gain On Loan Extinguishment							$ 273,462
Fair Value Of Embeded Derivative Liability		$ 980,000
Convertible promissory note agreement [Member] | Minimum [Member]
Expected Life		4 years				1 year
Convertible promissory note agreement [Member] | Maximum [Member]
Expected Life		6 years				1 year
Convertible promissory note agreement [Member] | March 1, 2019 [Member]
Fair Value Of Embeded Derivative Liability			28,000			$ 28,000
Convertible promissory note agreement [Member] | May 3, 2019 [Member]
Fair Value Of Embeded Derivative Liability			28,100			28,100
Convertible promissory note agreement [Member] | October 26, 2019 [Member]
Fair Value Of Embeded Derivative Liability			8,700			8,700
Convertible promissory note agreement [Member] | 2019 [Member]
Amount Borrowed Under Debt Instrument From Unrelated Party			$ 70,000			$ 70,000
Interest Rate			10.00%			10.00%
Conversion Price, Description						convertible into the Company’s common shares at a variable conversion price based on a 50% discount of the market price at an undetermined future date